United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2018

Date of Reporting Period: Quarter ended 05/31/2018

Item 1.	Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—55.6%
		Federal Home Loan Mortgage Corporation ARM—16.1%
$1,448,340		3.014%, 4/1/2034	$1,524,649
2,737,901		3.149%, 11/1/2036	2,875,617
4,430,918		3.167%, 7/1/2034	4,536,671
2,035,299		3.198%, 7/1/2038	2,099,435
776		3.345%, 9/1/2020	774
1,925,238		3.489%, 8/1/2035	2,036,346
1,664,798		3.535%, 5/1/2035	1,713,401
1,767,216		3.540%, 11/1/2034	1,865,888
816,649		3.542%, 2/1/2036	853,117
1,862,444		3.547%, 12/1/2034	1,942,552
2,805,471		3.576%, 7/1/2036	2,928,362
2,311,639		3.622%, 10/1/2033	2,397,699
1,665,943		3.726%, 4/1/2037	1,746,623
2,592,951		3.758%, 7/1/2035	2,719,383
2,656,502		3.936%, 2/1/2035	2,781,606
		TOTAL	32,022,123
		Federal National Mortgage Association ARM—39.3%
2,438,181		2.577%, 3/1/2044	2,456,455
1,547,540		2.627%, 7/1/2042	1,560,792
2,959,875		2.995%, 1/1/2044	2,968,005
1,080,948		3.021%, 10/1/2037	1,101,253
2,118,085		3.033%, 5/1/2039	2,200,945
1,749,669		3.036%, 10/1/2034	1,797,289
357,710		3.059%, 7/1/2036	369,257
779,282		3.179%, 9/1/2033	796,551
766,926		3.215%, 6/1/2033	807,404
1,327,879		3.246%, 6/1/2034	1,364,005
371,176		3.258%, 7/1/2035	385,257
1,662,266		3.277%, 8/1/2034	1,710,866
565,711		3.278%, 10/1/2035	593,346
292,386		3.288%, 11/1/2035	301,942
3,199,046		3.294%, 8/1/2034	3,287,189
882,239		3.303%, 7/1/2034	931,354
1,141,891		3.333%, 12/1/2034	1,192,411
85,097		3.345%, 10/1/2033	86,604
338,930		3.364%, 5/1/2035	348,125
3,526,389		3.368%, 1/1/2039	3,701,672
1,216,167		3.390%, 7/1/2035	1,259,437
4,207,501		3.405%, 8/1/2039	4,409,127
275,329		3.422%, 12/1/2034	285,685
695,342		3.432%, 1/1/2035	731,368
768,391		3.433%, 7/1/2039	807,503
2,447,399		3.457%, 5/1/2036	2,532,209
1,125,784		3.461%, 10/1/2033	1,152,475
117,270		3.461%, 2/1/2036	122,158

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$3,715,079		3.471%, 5/1/2035	$3,910,005
991,168		3.492%, 7/1/2035	1,037,712
9,066		3.500%, 2/1/2019	9,059
713,397		3.523%, 10/1/2035	740,671
1,769,760		3.529%, 12/1/2039	1,838,991
374,508		3.556%, 12/1/2033	391,413
652,992		3.565%, 11/1/2040	687,406
273,387		3.570%, 12/1/2040	287,786
954,935		3.585%, 11/1/2039	1,004,774
2,926,142		3.600%, 7/1/2034	3,084,119
245,358		3.608%, 12/1/2040	256,235
640,610		3.611%, 1/1/2035	657,283
1,837,985		3.622%, 1/1/2040	1,898,127
1,996,511		3.635%, 7/1/2035	2,093,174
1,714,969		3.655%, 2/1/2042	1,804,618
653,945		3.679%, 5/1/2035	674,824
296,809		3.679%, 5/1/2038	306,489
1,551,102		3.684%, 7/1/2035	1,632,369
910,992		3.687%, 6/1/2034	951,272
1,599,320		3.688%, 2/1/2033	1,679,162
1,471,291		3.693%, 10/1/2035	1,552,595
885,604		3.711%, 6/1/2035	934,345
1,037,783		3.727%, 10/1/2037	1,089,470
237,805		3.810%, 2/1/2036	248,014
1,374,190		3.815%, 1/1/2036	1,429,357
1,483		3.920%, 2/1/2020	1,483
6,573,050		3.935%, 8/1/2035	6,962,432
78,176		3.995%, 7/1/2027	82,583
960,789		4.069%, 5/1/2035	1,004,037
83,308		4.115%, 4/1/2034	86,662
341,545		4.130%, 5/1/2036	358,624
		TOTAL	77,955,775
		Government National Mortgage Association ARM—0.2%
27,804		2.625%, 5/20/2029	28,374
46,002		2.750%, 7/20/2023	46,503
54,999		2.750%, 9/20/2023	55,619
44,628		3.125%, 11/20/2023	45,139
41,959		3.125%, 10/20/2029	42,911
72,961		3.375%, 1/20/2022	73,481
65,842		3.375%, 2/20/2023	66,481
70,883		3.375%, 3/20/2023	71,586
16,628		3.375%, 1/20/2030	16,994
		TOTAL	447,088
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $110,250,336)	110,424,986

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—3.6%
		Credit Card—2.9%
$5,718,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.649%, (1-month USLIBOR +0.730%), 1/18/2022	$5,739,486
		Other—0.7%
1,391,323		Sofi Professional Loan Program LLC, Class A1, 3.710%, (1-month USLIBOR +1.750%), 8/25/2036	1,438,699
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,103,182)	7,178,185
		COLLATERALIZED MORTGAGE OBLIGATIONS—31.5%
		Federal Home Loan Mortgage Corporation—9.5%
283,736	[1]	REMIC 2380 FL, 2.519% (1-month USLIBOR +0.600%), 11/15/2031	286,881
248,048	[1]	REMIC 2434 FA, 2.919% (1-month USLIBOR +1.000%), 3/15/2032	253,847
104,101	[1]	REMIC 2448 FA, 2.919% (1-month USLIBOR +1.000%), 1/15/2032	106,481
110,142	[1]	REMIC 2452 FC, 2.919% (1-month USLIBOR +1.000%), 1/15/2032	112,660
353,339	[1]	REMIC 2459 FP, 2.919% (1-month USLIBOR +1.000%), 6/15/2032	361,463
77,958	[1]	REMIC 2470 EF, 2.919% (1-month USLIBOR +1.000%), 3/15/2032	79,780
373,098	[1]	REMIC 2475 F, 2.919% (1-month USLIBOR +1.000%), 2/15/2032	381,782
301,144	[1]	REMIC 2475 FD, 2.469% (1-month USLIBOR +0.550%), 6/15/2031	304,177
234,799	[1]	REMIC 2480 NF, 2.919% (1-month USLIBOR +1.000%), 1/15/2032	240,261
76,762	[1]	REMIC 2498 AF, 2.919% (1-month USLIBOR +1.000%), 3/15/2032	78,557
808,456	[1]	REMIC 2819 F, 2.319% (1-month USLIBOR +0.400%), 6/15/2034	814,371
300,118	[1]	REMIC 3085 UF, 2.369% (1-month USLIBOR +0.450%), 12/15/2035	302,216
210,846	[1]	REMIC 3155 PF, 2.269% (1-month USLIBOR +0.350%), 5/15/2036	211,365
713,485	[1]	REMIC 3156 HF, 2.404% (1-month USLIBOR +0.485%), 8/15/2035	719,348
159,081	[1]	REMIC 3174 FL, 2.269% (1-month USLIBOR +0.350%), 6/15/2036	159,498
258,457	[1]	REMIC 3179 FP, 2.299% (1-month USLIBOR +0.380%), 7/15/2036	259,245
247,458	[1]	REMIC 3213 GF, 2.349% (1-month USLIBOR +0.430%), 9/15/2036	248,843
221,654	[1]	REMIC 3221 FW, 2.339% (1-month USLIBOR +0.420%), 9/15/2036	222,820
1,354,631	[1]	REMIC 3284 AF, 2.229% (1-month USLIBOR +0.310%), 3/15/2037	1,355,327
6,110,092	[1]	REMIC 3284 BF, 2.219% (1-month USLIBOR +0.300%), 3/15/2037	6,137,317
799,150	[1]	REMIC 3380 FP, 2.269% (1-month USLIBOR +0.350%), 11/15/2036	800,386
809,160	[1]	REMIC 3550 GF, 2.669% (1-month USLIBOR +0.750%), 7/15/2039	824,146
1,079,185	[1]	REMIC 3556 FA, 2.829% (1-month USLIBOR +0.910%), 7/15/2037	1,100,892
478,644	[1]	REMIC 3593 CF, 2.519% (1-month USLIBOR +0.600%), 2/15/2036	484,726
2,934,946	[1]	REMIC 4149 F, 2.169% (1-month USLIBOR +0.250%), 1/15/2033	2,928,657
		TOTAL	18,775,046
		Federal National Mortgage Association—21.0%
57,278		REMIC 1995-17 B, 3.026%, 2/25/2025	57,591
316,249	[1]	REMIC 2001-32 FA, 2.510% (1-month USLIBOR +0.550%), 7/25/2031	319,266
109,811	[1]	REMIC 2001-57 FA, 2.410% (1-month USLIBOR +0.450%), 6/25/2031	110,604
88,151	[1]	REMIC 2001-62 FC, 2.610% (1-month USLIBOR +0.650%), 11/25/2031	89,401
117,074	[1]	REMIC 2001-71 FS, 2.560% (1-month USLIBOR +0.600%), 11/25/2031	118,568
222,603	[1]	REMIC 2002-52 FG, 2.460% (1-month USLIBOR +0.500%), 9/25/2032	224,744
639,296	[1]	REMIC 2002-58 FG, 2.960% (1-month USLIBOR +1.000%), 8/25/2032	654,526
103,886	[1]	REMIC 2002-60 FH, 2.960% (1-month USLIBOR +1.000%), 8/25/2032	106,360
423,949	[1]	REMIC 2002-7 FG, 2.860% (1-month USLIBOR +0.900%), 1/25/2032	432,426
206,763	[1]	REMIC 2002-77 FA, 2.935% (1-month USLIBOR +1.000%), 12/18/2032	211,666
87,953	[1]	REMIC 2002-77 FG, 2.485% (1-month USLIBOR +0.550%), 12/18/2032	88,966
188,139	[1]	REMIC 2002-8 FA, 2.685% (1-month USLIBOR +0.750%), 3/18/2032	191,525
1,403,340	[1]	REMIC 2004-28 PF, 2.360% (1-month USLIBOR +0.400%), 3/25/2034	1,407,150
279,301	[1]	REMIC 2005-67 FM, 2.310% (1-month USLIBOR +0.350%), 8/25/2035	279,730
1,277,539	[1]	REMIC 2006-103 FB, 2.360% (1-month USLIBOR +0.400%), 10/25/2036	1,288,916
353,127	[1]	REMIC 2006-11 FB, 2.260% (1-month USLIBOR +0.300%), 3/25/2036	353,885

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$475,024	[1]	REMIC 2006-20 PF, 2.280% (1-month USLIBOR +0.320%), 11/25/2030	$475,478
1,916,354	[1]	REMIC 2006-49 PF, 2.210% (1-month USLIBOR +0.250%), 4/25/2036	1,912,924
1,200,428	[1]	REMIC 2006-65 DF, 2.310% (1-month USLIBOR +0.350%), 7/25/2036	1,203,276
441,273	[1]	REMIC 2006-76 QF, 2.360% (1-month USLIBOR +0.400%), 8/25/2036	443,630
446,319	[1]	REMIC 2006-8 NF, 2.330% (1-month USLIBOR +0.370%), 3/25/2036	447,779
172,037	[1]	REMIC 2006-81 FA, 2.310% (1-month USLIBOR +0.350%), 9/25/2036	172,622
4,262,048	[1]	REMIC 2006-W1 2AF1, 2.180% (1-month USLIBOR +0.220%), 2/25/2046	4,224,505
148,749	[1]	REMIC 2007-102 FA, 2.530% (1-month USLIBOR +0.570%), 11/25/2037	150,163
361,151	[1]	REMIC 2007-16 PF, 2.150% (1-month USLIBOR +0.190%), 3/25/2037	359,517
368,980	[1]	REMIC 2007-20 F, 2.220% (1-month USLIBOR +0.260%), 3/25/2037	369,056
310,210	[1]	REMIC 2007-67 FB, 2.280% (1-month USLIBOR +0.320%), 7/25/2037	310,388
2,763,903	[1]	REMIC 2007-71 WF, 2.410% (1-month USLIBOR +0.450%), 7/25/2037	2,783,651
458,735	[1]	REMIC 2007-84 FN, 2.460% (1-month USLIBOR +0.500%), 8/25/2037	462,433
485,135	[1]	REMIC 2007-88 FW, 2.510% (1-month USLIBOR +0.550%), 9/25/2037	485,508
405,617	[1]	REMIC 2007-88 FY, 2.420% (1-month USLIBOR +0.460%), 9/25/2037	408,440
1,495,597	[1]	REMIC 2008-52 FD, 2.310% (1-month USLIBOR +0.350%), 6/25/2036	1,498,361
694,099	[1]	REMIC 2008-69 FB, 2.960% (1-month USLIBOR +1.000%), 6/25/2037	715,814
246,053	[1]	REMIC 2008-75 DF, 3.210% (1-month USLIBOR +1.250%), 9/25/2038	254,325
2,948,233	[1]	REMIC 2009-106 FN, 2.710% (1-month USLIBOR +0.750%), 1/25/2040	3,001,360
1,030,280	[1]	REMIC 2009-78 UF, 2.730% (1-month USLIBOR +0.770%), 10/25/2039	1,051,136
1,844,273	[1]	REMIC 2009-87 FX, 2.710% (1-month USLIBOR +0.750%), 11/25/2039	1,876,342
2,165,045	[1]	REMIC 2009-87 HF, 2.810% (1-month USLIBOR +0.850%), 11/25/2039	2,213,862
956,821	[1]	REMIC 2010-39 EF, 2.480% (1-month USLIBOR +0.520%), 6/25/2037	965,648
4,344,759	[1]	REMIC 2011-4 PF, 2.510% (1-month USLIBOR +0.550%), 2/25/2041	4,384,788
4,732,183	[1]	REMIC 2012-130 DF, 2.360% (1-month USLIBOR +0.400%), 12/25/2042	4,751,558
727,277	[1]	REMIC 2012-99 FB, 2.340% (1-month USLIBOR +0.380%), 9/25/2042	731,020
		TOTAL	41,588,908
		Non-Agency Mortgage-Backed Securities—1.0%
2,201,220		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,053,422
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $61,849,105)	62,417,376
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
		Agency Commercial Mortgage-Backed Securities—2.7%
727,096		FHLMC REMIC KF03 A, 2.249% (1-month USLIBOR +0.340%), 1/25/2021	726,184
4,624,740		FHLMC REMIC KS02 A, 2.289% (1-month USLIBOR +0.380%), 8/25/2023	4,626,975
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,351,836)	5,353,159
		MORTGAGE-BACKED SECURITIES—2.1%
		Federal National Mortgage Association—2.1%
1,757,909		3.000%, 8/1/2023	1,766,967
2,169,916		4.500%, 2/1/2048	2,266,794
209,811		5.000%, 1/1/2024	218,265
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,308,211)	4,252,026

Principal Amount or Shares		Value
	U.S. TREASURIES—2.8%
	U.S. Treasury Notes—2.8%
$2,000,000	United States Treasury Notes, 1.250%, 12/15/2018	$1,990,672
2,500,000	United States Treasury Notes, 1.500%, 1/31/2019	2,488,718
1,000,000	United States Treasury Notes, 1.500%, 10/31/2019	988,019
	TOTAL U.S. TREASURIES (IDENTIFIED COST $5,477,435)	5,467,409
	INVESTMENT COMPANY—1.4%
2,789,299	Federated Government Obligations Fund, Premier Shares, 1.65%[2] (IDENTIFIED COST $2,789,299)	2,789,299
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $197,129,404)	197,882,440
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	630,186
	TOTAL NET ASSETS—100%	$198,512,626
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2017	7,022,442
Purchases/Additions	55,606,384
Sales/Reductions	(59,839,527)
Balance of Shares Held 5/31/2018	2,789,299
Value	$2,789,299
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$41,524
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$110,424,986	$—	$110,424,986
Asset-Backed Securities	—	7,178,185	—	7,178,185
Collateralized Mortgage Obligations	—	62,417,376	—	62,417,376
Commercial Mortgage-Backed Securities	—	5,353,159	—	5,353,159
Mortgage-Backed Securities	—	4,252,026	—	4,252,026
U.S. Treasuries	—	5,467,409	—	5,467,409
Investment Company	2,789,299	—	—	2,789,299
TOTAL SECURITIES	$2,789,299	$195,093,141	$—	$197,882,440
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018